Significant accounting policies, judgements, estimates and assumptions - Provisions and contingencies, decommissioning, environmental expenditures and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Nominal discount rate	2.00%	2.50%
Increase (decrease) in existing provisionsa	$ 5,343
Provisions, discounted cash flow, nominal interest rate	2.00%	2.50%
Liabilities for decommissioning costs, weighted average recognition period	17 years	18 years
Environmental expenditures and liabilities, weighted average recognition period	6 years	6 years
Provision For Decommissioning Costs, Nominal Rate Of Inflation	1.50%	1.50%
Provision For Costs Other Than Decommissioning, Nominal Rate Of Inflation	2.00%	2.00%
Change In nominal interest rate	50.00%
Reduction to provision through change in discount rate	$ 1,332
Charges for provisions, net of write-back of unused provisions, including change in discount rate	3,720	$ 2,502	$ 1,185
Provision for decommissioning | Within ten years
Disclosure of other provisions [line items]
Provisions, undiscounted cash flow	5,300	3,900
Provision for decommissioning | Ten to twenty years
Disclosure of other provisions [line items]
Provisions, undiscounted cash flow	6,900	7,700
Provision for decommissioning | Later than twenty years
Disclosure of other provisions [line items]
Provisions, undiscounted cash flow	6,000	6,000
Assets previously sold | Provision for decommissioning
Disclosure of other provisions [line items]
Increase (decrease) in existing provisionsa	500
0.5 percentage point increase [Member]
Disclosure of other provisions [line items]
Reduction to provision through change in discount rate	(1,400)	1,200
Increase (Decrease) Through Change In Discount Rate, Other Provisions, Impact On Income Statement	(400)	300
Change in timing of future expenditure [Member] | Provision for decommissioning
Disclosure of other provisions [line items]
Charges for provisions, net of write-back of unused provisions, including change in discount rate	200	300
Ten Percentage Point Increase
Disclosure of other provisions [line items]
Increase (decrease) in provision for decommissioning costs, as result of increased expense	1,600	1,400
Increase (decrease) future decommissioning expenditure, impact on income statement	$ 400	$ 500